OTHER INTANGIBLE ASSETS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)	3.50%
The Group
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets other than goodwill	£ 4,144	£ 4,112
The Group | Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets other than goodwill	£ 380	£ 380
Discount rate used in current estimate of value in use (in percent)	10.25%